Share-Based Compensation (Details) - Changes in the stock option plans (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the stock option plans [Abstract]
Options, Number of Shares Authorized		5,026,500	29,000	39,000
Options, Number of Shares Granted		6,500	12,000	23,000
Options, Number of Shares Available		5,020,000	17,000	16,000
Options, Weighted Average Exercise Price (in Dollars per share)	$ 0.78	$ 5.57	$ 4.99	$ 4.51
Authorized		5,000,000
Authorized		5,000,000
Expired		(2,500)	(10,000)
Expired		(5,500)	(11,000)
Expired		3,000	1,000
Expired (in Dollars per share)	$ 7.00	$ 4.30	$ 3.97